Inventories (Tables)	3 Months Ended
Mar. 31, 2026
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consisted of the following:

	March 31, 2026	December 31, 2025
	(U.S. $ in thousands)
Finished goods	$74,896	$74,573
Work-in-process	4,044	4,125
Raw materials	64,633	66,540
	$143,573	$145,238